Financial Risk Management_Loans That Are Past Due But Not Impaired Per IAS 39(Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	₩ 1,636,206
Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	1,069,813
Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	206,925
Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	359,468
1~29 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	1,356,298
1~29 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	890,759
1~29 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	162,668
1~29 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	302,871
30~59 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	179,896
30~59 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	117,057
30~59 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	27,065
30~59 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	35,774
60~89 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	97,647
60~89 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	59,632
60~89 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	17,192
60~89 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	20,823
90 days or more
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	2,365
90 days or more | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	2,365
90 days or more | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	0
90 days or more | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	₩ 0